Borrowing Arrangements - Convertible promissory notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 19, 2019
Debt Instrument [Line Items]
Common Stock, Shares, Outstanding		48,627,739	32,184,263
Legacy Shapeways [Member] | Post Business Combination [Member]
Debt Instrument [Line Items]
Common Stock, Shares, Outstanding		1,189,558
Legacy Shapeways [Member] | Unpaid And Accrued Interest [Member]
Debt Instrument [Line Items]
Common Stock, Shares, Outstanding		217,183
Common Stock [Member]
Debt Instrument [Line Items]
Common Stock, Shares, Outstanding		48,627,739	32,184,263	31,921,259
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 5,000
Interest rate					8.00%
Conversion price defined as percentage of next equity price per share		70.00%
Interest expense		$ 309	$ 400
Debt conversion convertible instrument amount	$ 5,000
Debt instrument unpaid and accrued interest		$ 913
Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument shares issued	1,434,391
Convertible Notes Payable [Member] | Common Stock [Member] | Unpaid And Accrued Interest [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument shares issued	261,884